Related Party Transactions - Additional Information (Details)	6 Months Ended
Jun. 30, 2022 USD ($)
Class S, D and I Shares
Related Party Transaction [Line Items]
Percentage of total return	12.50%
Hurdle amount percentage	5.00%
Class F-S, F-D and F-I Shares
Related Party Transaction [Line Items]
Percentage of total return	9.00%
Hurdle amount percentage	5.00%
Class E Shares
Related Party Transaction [Line Items]
Upfront selling costs, ongoing servicing costs, management fee or performance participation allocation	$ 0
Adviser [Member] | Class S, D and I Shares
Related Party Transaction [Line Items]
Percentage of management fee payment of NAV per annum	1.25%
Adviser [Member] | Class F-S, F-D and F-I Shares
Related Party Transaction [Line Items]
Percentage of management fee payment of NAV per annum	1.00%
Apollo Global Securities, LLC
Related Party Transaction [Line Items]
Maximum selling commissions, dealer manager fees and stockholder servicing fees as percentage of gross proceeds from sale of shares	8.75%
Apollo Global Securities, LLC | Class S and F-S Shares
Related Party Transaction [Line Items]
Maximum selling commissions as percentage of transaction price	3.00%
Maximum dealer manager fees as percentage of transaction price	0.50%
Maximum selling commissions and dealer manager fees as percentage of transaction price	3.50%
Stockholder servicing fee as percentage of NAV	0.85%
Apollo Global Securities, LLC | Class D and F-D Shares
Related Party Transaction [Line Items]
Maximum selling commissions as percentage of transaction price	1.50%
Stockholder servicing fee as percentage of NAV	0.25%
Apollo Global Securities, LLC | Class I and F-I Shares
Related Party Transaction [Line Items]
Stockholder servicing fee	$ 0
Upfront selling commission	0
Dealer manager fee	$ 0